Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 51,754,131	$ 64,993,923
Receivable from related party		115,599
Trade and other receivables	3,853,992	3,918,031
Claims receivable	15,951
Inventories	2,762,299	2,809,123
Advances and prepayments	1,221,029	1,278,357
Restricted cash	3,231,323	3,363,012
Total current assets	62,838,725	76,478,045
Non current assets
Advances for vessels under construction and acquisitions	61,577,818	55,785,801
Vessels, net	862,061,906	863,699,739
Other receivables	243,075
Restricted cash	7,917,738	5,174,710
Deferred finance charges	1,453,677	540,414
Fair value of derivatives	645,169	263,635
Total non current assets	933,387,466	925,464,299
Total assets	996,226,191	1,001,942,344
Current liabilities
Payable to related party	14,209,624	7,890,933
Trade accounts payable	10,509,465	8,728,267
Accrued liabilities	5,880,479	5,299,479
Customer deposits	1,820,700
Deferred income	4,362,056	4,621,438
Deferred income – related party		232,774
Current portion of long-term debt	41,966,607	54,593,715
Total current liabilities	78,748,931	81,366,606
Non current liabilities
Fair value of derivatives	126,525	364,823
Customer deposits	736,000	2,556,700
Deferred gain on sale and leaseback of vessels	190,087	385,127
Deferred income	4,035	1,910
Long-term debt	342,941,841	343,291,874
Total noncurrent liabilities	343,998,488	346,600,434
Total liabilities	422,747,419	427,967,040
Commitments and contingencies
Stockholders’ equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 44,285,108 shares issued and 39,860,563 shares outstanding at December 31, 2016 and 2017 with a par value of $0.01 per share	442,850	442,850
Treasury stock, 4,424,545 shares at December 31, 2016 and 4,424,545 shares at December 31, 2017 with a par value of $0.01 per share	(22,523,528)	(22,523,528)
Additional paid-in capital	501,471,768	501,342,523
Retained earnings	93,469,787	94,688,024
Accumulated other comprehensive income	617,895	25,435
Total stockholders’ equity	573,478,772	573,975,304
Total liabilities and stockholders’ equity	$ 996,226,191	$ 1,001,942,344